UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Fixed Income ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Strategic Trust – Fixed Income ETFs
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2013, enclosed.

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

Schwab U.S. Aggregate
Bond ETFtm

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This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs

Semiannual Report
June 30, 2013

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

Schwab U.S. Aggregate
Bond ETFtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Six Months Ended June 30, 2013

Schwab U.S. TIPS ETFtm (Ticker Symbol: SCHP)

Market Price Return[1]	-7.47%
NAV Return[1]	-7.42%
Barclays U.S. TIPS Index (Series-L)SM	-7.39%
ETF Category: Morningstar Inflation-Protected Bond[2]	-5.91%

Performance Details	page 7

Schwab Short-Term U.S. Treasury ETFtm (Ticker Symbol: SCHO)

Market Price Return[1]	0.05%
NAV Return[1]	-0.05%
Barclays U.S. 1-3 Year Treasury Bond IndexSM	0.02%
ETF Category: Morningstar Short Government[2]	-0.13%

Performance Details	page 8

Schwab Intermediate-Term U.S. Treasury ETFtm (Ticker Symbol: SCHR)

Market Price Return[1]	-2.23%
NAV Return[1]	-2.38%
Barclays U.S. 3-10 Year Treasury Bond IndexSM	-2.34%
ETF Category: Morningstar Intermediate Government[2]	-2.06%

Performance Details	page 9

Schwab U.S. Aggregate Bond ETFtm (Ticker Symbol: SCHZ)

Market Price Return[1]	-2.69%
NAV Return[1]	-2.57%
Barclays U.S. Aggregate Bond IndexSM	-2.44%
ETF Category: Morningstar Intermediate-Term Bond[2]	-2.27%

Performance Details	page 10

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the funds. The funds are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such funds.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Schwab Fixed-Income ETFs. These funds are part of our line-up of core investment products and are available at some of the lowest operating expense ratios in the industry. The funds track market-leading, fixed-income indices that are based on various segments of the bond market. The funds also provide the full benefits of an ETF, including transparency, trading flexibility, and potential tax efficiency.

For the six months ended June 30, 2013, the funds generated flat to negative net asset value returns that reflected a sharp rise in bond yields, but were within 15 basis points (0.15%) or less of their respective indices. Up until May, the Federal Reserve’s policies aimed at keeping short- and long-term interest rates low and stimulating the U.S. economy generally supported the performance of fixed-income securities. However, with the housing market and other areas of the economy generally improving, the Fed announced plans to potentially begin reducing some of its stimulative policies. In response, bond yields rose sharply in May and June, and bond prices fell.

Amid this backdrop, most bonds produced negative returns for the six months ended June 30, 2013. Treasury Inflation-Protected Securities generated particularly sharp losses that resulted from rising yields combined with slower inflation. The Barclays U.S. Aggregate Bond Index (broadly reflecting the U.S. bond market) returned -2.4%, while the Treasury sector of the index returned -2.1%, and the Corporate sector returned -3.4%.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Fixed-Income ETFs

From the President continued

For the six months ended June 30, 2013, the funds generated flat to negative net asset value returns that reflected a sharp rise in bond yields, but were within 15 basis points (0.15%) or less of their respective indices.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Schwab Fixed-Income ETFs 5

Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies, leads the portfolio management team for the Schwab Fixed Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

6 Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. TIPS ETFtm (8/5/10)
Market Price Return[2]	-7.47%	-5.08%	4.52%
NAV Return[2]	-7.42%	-4.84%	4.54%
Barclays U.S. TIPS Index (Series-L)SM	-7.39%	-4.78%	4.68%
ETF Category: Morningstar Inflation-Protected Bond[3]	-5.91%	-4.10%	4.42%

Fund Expense Ratio4: 0.07%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government Obligations	100.0%

Weighted Average Maturity[6]	8.7 Yrs
Weighted Average Duration[6]	7.7 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs 7

Schwab Short-Term U.S. Treasury ETF™

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Short-Term U.S. Treasury ETFtm (8/5/10)
Market Price Return[2]	0.05%	0.28%	0.67%
NAV Return[2]	-0.05%	0.24%	0.66%
Barclays U.S. 1-3 Year Treasury Bond IndexSM	0.02%	0.33%	0.77%
ETF Category: Morningstar Short Government[3]	-0.13%	0.13%	0.53%

Fund Expense Ratio4: 0.08%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government Obligations	98.1%
Short-Term Investments & Other Assets[6]	1.9%

Weighted Average Maturity[7]	1.9 Yrs
Weighted Average Duration[7]	1.9 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

8 Schwab Fixed-Income ETFs

Schwab Intermediate-Term U.S. Treasury ETF™

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Intermediate-Term U.S. Treasury ETFtm (8/5/10)
Market Price Return[2]	-2.23%	-1.70%	3.17%
NAV Return[2]	-2.38%	-1.58%	3.19%
Barclays U.S. 3-10 Year Treasury Bond IndexSM	-2.34%	-1.48%	3.33%
ETF Category: Morningstar Intermediate Government[3]	-2.06%	-1.40%	2.53%

Fund Expense Ratio4: 0.10%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government Obligations	99.6%
Short-Term Investments & Other Assets[6]	0.4%

Weighted Average Maturity[7]	5.5 Yrs
Weighted Average Duration[7]	5.1 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs 9

Schwab U.S. Aggregate Bond ETF™

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Aggregate Bond ETFtm (7/14/11)
Market Price Return[2]	-2.69%	-1.55%	2.37%
NAV Return[2]	-2.57%	-0.94%	2.53%
Barclays U.S. Aggregate Bond IndexSM	-2.44%	-0.69%	2.79%
ETF Category: Morningstar Intermediate-Term Bond[3]	-2.27%	0.94%	3.12%

Fund Expense Ratio4: 0.05%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government and Government Agencies	36.9%
Mortgage-Backed Securities[6]	26.4%
Corporate Bonds	19.2%
Short-Term Investments & Other Assets[7]	10.4%
Foreign Securities	4.4%
Commercial Mortgage Backed Securities	1.5%
Municipal Bonds	0.8%
Asset-Backed Obligations	0.4%

Weighted Average Maturity[8]	6.8 Yrs
Weighted Average Duration[8]	5.1 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 7.0% of total investments on June 30, 2013.
[7]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

10 Schwab Fixed-Income ETFs

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab U.S. TIPS ETFtm
Actual Return	0.07%	$1,000.00	$925.80	$0.33
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

Schwab Short-Term U.S. Treasury ETFtm
Actual Return	0.08%	$1,000.00	$999.50	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

Schwab Intermediate-Term U.S. Treasury ETFtm
Actual Return	0.10%	$1,000.00	$976.20	$0.49
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab U.S. Aggregate Bond ETFtm
Actual Return	0.06%	$1,000.00	$974.30	$0.29
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs 11

Schwab U.S. TIPS ETF™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–	8/4/10[1]–
	6/30/13*		12/31/12		12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	58.31		55.46		50.37	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.92		1.56	0.20
Net realized and unrealized gains (losses)	(4.49)		2.85		5.09	0.37	[2]

Total from investment operations	(4.32)		3.77		6.65	0.57
Less distributions:
Distributions from net investment income	(0.14)		(0.92)		(1.56)	(0.20)

Net asset value at end of period	53.85		58.31		55.46	50.37

Total return (%)	(7.42)[3]		6.83		13.38	1.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07	[4]	0.12	[5]	0.14	0.14	[4]
Gross operating expenses	0.07	[4]	0.12	[5]	0.14	0.14	[4]
Net investment income (loss)	0.60	[4]	1.72		3.03	1.27	[4]
Portfolio turnover rate[6]	9	[3]	22		26	6	[3]
Net assets, end of period ($ x 1,000)	508,879		571,441		288,373	80,591

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

12 See financial notes

 Schwab U.S. TIPS ETF

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	522,238,244	506,168,081
0.0%	Other Investment Company	1,423	1,423

99.5%	Total Investments	522,239,667	506,169,504
0.5%	Other Assets and Liabilities, Net		2,709,614

100.0%	Net Assets		508,879,118

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Inflation Protected Securities
2.00%, 07/15/14	14,655,599	15,141,139
1.63%, 01/15/15	14,481,050	15,067,098
0.50%, 04/15/15	14,261,640	14,624,884
1.88%, 07/15/15	12,721,170	13,526,166
2.00%, 01/15/16	12,466,875	13,398,026
0.13%, 04/15/16	25,053,908	25,711,573
2.50%, 07/15/16	12,194,815	13,498,197
2.38%, 01/15/17	10,574,667	11,732,910
0.13%, 04/15/17	28,197,669	28,964,364
2.63%, 07/15/17	9,066,331	10,300,168
1.63%, 01/15/18	9,568,809	10,486,841
0.13%, 04/15/18	11,277,721	11,579,062
1.38%, 07/15/18	9,447,139	10,331,297
2.13%, 01/15/19	8,784,433	9,944,241
1.88%, 07/15/19	9,976,712	11,259,617
1.38%, 01/15/20	12,109,236	13,217,957
1.25%, 07/15/20	18,607,818	20,238,979
1.13%, 01/15/21	21,283,273	22,799,706
0.63%, 07/15/21	22,596,870	23,377,140
0.13%, 01/15/22	24,936,952	24,453,674
0.13%, 07/15/22	25,726,722	25,195,979
0.13%, 01/15/23	25,842,647	25,079,514
2.38%, 01/15/25	16,544,460	19,724,140
2.00%, 01/15/26	12,045,060	13,910,117
2.38%, 01/15/27	9,686,698	11,666,368
1.75%, 01/15/28	9,724,200	10,897,133
3.63%, 04/15/28	9,288,425	12,899,301
2.50%, 01/15/29	9,358,493	11,559,237
3.88%, 04/15/29	10,878,505	15,683,758
3.38%, 04/15/32	3,773,286	5,298,523
2.13%, 02/15/40	5,605,700	6,824,043
2.13%, 02/15/41	7,518,543	9,165,555
0.75%, 02/15/42	12,370,750	10,924,980
0.63%, 02/15/43	9,123,316	7,686,394

Total U.S. Government Securities
(Cost $522,238,244)		506,168,081

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	1,423	1,423

Total Other Investment Company
(Cost $1,423)		1,423

End of Investments

At 06/30/13, the tax basis cost of the fund’s investments was $522,341,932 and the unrealized appreciation and depreciation were $120,752 and ($16,293,180), respectively, with a net unrealized depreciation of ($16,172,428).

(a)	The rate shown is the 7-day yield.

See financial notes 13

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$506,168,081	$—	$506,168,081
Other Investment Company[1]	1,423	—	—	1,423

Total	$1,423	$506,168,081	$—	$506,169,504

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

14 See financial notes

 Schwab U.S. TIPS ETF

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at value (cost $522,239,667)		$506,169,504
Receivables:
Investments sold		3,776,237
Interest	+	2,473,660

Total assets		512,419,401

Liabilities

Payables:
Investments bought		3,537,544
Investment adviser fees	+	2,739

Total liabilities		3,540,283

Net Assets

Total assets		512,419,401
Total liabilities	—	3,540,283

Net assets		$508,879,118

Net Assets by Source
Capital received from investors		518,955,997
Net investment income not yet distributed		298,189
Net realized capital gains		5,695,095
Net unrealized capital losses		(16,070,163)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$508,879,118		9,450,001		$53.85

See financial notes 15

 Schwab U.S. TIPS ETF

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$1,890,516

Expenses

Investment adviser fees		197,681

Total expenses	−	197,681

Net investment income		1,692,835

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(842,733)
Net realized gains on in-kind redemptions	+	6,883,408

Net realized gains		6,040,675
Net unrealized losses on investments	+	(50,038,966)

Net realized and unrealized losses		(43,998,291)

Net decrease in net assets resulting from operations		($42,305,456)

16 See financial notes

 Schwab U.S. TIPS ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$1,692,835	$7,791,053
Net realized gains		6,040,675	2,604,883
Net unrealized gains (losses)	+	(50,038,966)	17,442,060

Net increase (decrease) in net assets resulting from operations		(42,305,456)	27,837,996

Distributions to Shareholders

Distributions from net investment income		($1,427,135)	($7,805,761)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,650,000	$94,838,543	5,000,000	$286,442,584
Shares redeemed	+	(2,000,000)	(113,668,226)	(400,000)	(23,406,914)

Net transactions in fund shares		(350,000)	($18,829,683)	4,600,000	$263,035,670

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,800,001	$571,441,392	5,200,001	$288,373,487
Total increase or decrease	+	(350,000)	(62,562,274)	4,600,000	283,067,905

End of period		9,450,001	$508,879,118	9,800,001	$571,441,392

Net investment income not yet distributed			$298,189		$32,489

See financial notes 17

Schwab Short-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–	8/4/10[1]–
	6/30/13*		12/31/12		12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.53		50.50		49.99	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15		0.21	0.06
Net realized and unrealized gains (losses)	(0.09)		0.03		0.51	(0.01)

Total from investment operations	(0.02)		0.18		0.72	0.05
Less distributions:
Distributions from net investment income	(0.06)		(0.15)		(0.21)	(0.06)

Net asset value at end of period	50.45		50.53		50.50	49.99

Total return (%)	(0.05)[2]		0.35		1.43	0.11	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3]	0.11	[4]	0.12	0.12	[3]
Gross operating expenses	0.08	[3]	0.11	[4]	0.12	0.12	[3]
Net investment income (loss)	0.27	[3]	0.29		0.42	0.37	[3]
Portfolio turnover rate[5]	59	[2]	101		74	48	[2]
Net assets, end of period ($ x 1,000)	365,729		250,105		181,805	49,990

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

18 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

99.4%		U.S. Government Securities	363,368,449	363,406,279
1.9%		Other Investment Company	6,914,299	6,914,299

101.3%		Total Investments	370,282,748	370,320,578
(1	.3)%	Other Assets and Liabilities, Net		(4,591,133)

100.0%		Net Assets		365,729,445

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Notes
0.75%, 06/15/14	860,000	864,603
0.63%, 07/15/14	882,000	885,911
2.63%, 07/31/14	8,898,000	9,131,226
0.50%, 08/15/14	11,243,000	11,280,552
2.38%, 08/31/14	7,123,000	7,302,186
0.25%, 09/15/14	17,424,000	17,431,144
0.50%, 10/15/14	15,915,000	15,973,440
0.38%, 11/15/14	17,789,000	17,826,517
4.25%, 11/15/14	3,919,000	4,135,156
0.25%, 12/15/14	5,956,000	5,957,745
0.25%, 01/15/15	13,501,000	13,499,420
0.25%, 02/15/15	13,700,000	13,693,040
4.00%, 02/15/15	14,732,000	15,616,495
2.38%, 02/28/15	14,066,000	14,553,640
2.50%, 03/31/15	17,632,000	18,305,260
0.38%, 04/15/15	15,487,000	15,501,821
0.13%, 04/30/15	7,000,000	6,973,477
4.13%, 05/15/15	7,000,000	7,494,921
0.25%, 05/31/15	10,240,000	10,222,602
2.13%, 05/31/15	21,612,000	22,346,895
0.38%, 06/15/15	7,561,000	7,563,956
1.88%, 06/30/15	9,009,000	9,280,324
1.75%, 07/31/15	3,175,000	3,265,164
1.25%, 08/31/15	5,000,000	5,089,650
1.25%, 09/30/15	8,881,000	9,043,700
1.25%, 10/31/15	5,000,000	5,092,580
4.50%, 11/15/15	5,000,000	5,474,610
0.25%, 12/15/15	8,000,000	7,952,184
2.13%, 12/31/15	504,000	524,258
0.38%, 01/15/16	12,816,000	12,770,939
2.00%, 01/31/16	1,493,000	1,549,453
0.38%, 02/15/16	8,952,000	8,912,486
2.63%, 02/29/16	857,000	904,035
0.38%, 03/15/16	8,000,000	7,958,128
2.38%, 03/31/16	314,000	329,406
0.25%, 04/15/16	15,392,000	15,245,899
2.63%, 04/30/16	6,000,000	6,337,032
0.25%, 05/15/16	1,934,000	1,913,602
1.75%, 05/31/16	7,061,000	7,283,584
1.50%, 06/30/16	3,831,000	3,923,932
3.25%, 06/30/16	13,000,000	13,995,306

Total U.S. Government Securities
(Cost $363,368,449)		363,406,279

	Number	Value
Security	of Shares	($)

Other Investment Company 1.9% of net assets

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	6,914,299	6,914,299

Total Other Investment Company
(Cost $6,914,299)		6,914,299

End of Investments

At 6/30/13, the tax basis cost of the fund’s investments was $370,283,357 and the unrealized appreciation and depreciation were $182,053 and ($144,832), respectively, with a net unrealized appreciation of $37,221.

(a)	The rate shown is the 7-day yield.

See financial notes 19

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$363,406,279	$—	$363,406,279
Other Investment Company[1]	6,914,299	—	—	6,914,299

Total	$6,914,299	$363,406,279	$—	$370,320,578

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

20 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at value (cost $370,282,748)		$370,320,578
Receivables:
Investments sold		70,085,698
Fund shares sold		27,743,876
Interest		1,126,783
Income from securities on loan	+	340

Total assets		469,277,275

Liabilities

Payables:
Investments bought		103,545,424
Investment adviser fees	+	2,406

Total liabilities		103,547,830

Net Assets

Total assets		469,277,275
Total liabilities	—	103,547,830

Net assets		$365,729,445

Net Assets by Source
Capital received from investors		365,784,338
Net investment income not yet distributed		61,777
Net realized capital losses		(154,500)
Net unrealized capital gains		37,830

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$365,729,445		7,250,001		$50.45

See financial notes 21

 Schwab Short-Term U.S. Treasury ETF

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$470,524
Securities on loan	+	340

Total investment income		470,864

Expenses

Investment adviser fees		107,317

Total expenses	−	107,317

Net investment income		363,547

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(211,719)
Net realized gains on in-kind redemptions	+	100,819

Net realized losses		(110,900)
Net unrealized losses on investments	+	(430,346)

Net realized and unrealized losses		(541,246)

Net decrease in net assets resulting from operations		($177,699)

22 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$363,547	$628,135
Net realized gains (losses)		(110,900)	197,408
Net unrealized losses	+	(430,346)	(52,392)

Net increase (decrease) in net assets resulting from operations		(177,699)	773,151

Distributions to Shareholders

Distributions from net investment income		($301,770)	($628,485)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,200,000	$161,605,031	2,450,000	$123,734,421
Shares redeemed	+	(900,000)	(45,501,066)	(1,100,000)	(55,579,598)

Net transactions in fund shares		2,300,000	$116,103,965	1,350,000	$68,154,823

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,950,001	$250,104,949	3,600,001	$181,805,460
Total increase	+	2,300,000	115,624,496	1,350,000	68,299,489

End of period		7,250,001	$365,729,445	4,950,001	$250,104,949

Net investment income not yet distributed			$61,777		$—

See financial notes 23

Schwab Intermediate-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–	8/4/10[1]–
	6/30/13*		12/31/12		12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	54.18		53.39		49.31	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.58		0.82	0.28
Net realized and unrealized gains (losses)	(1.52)		0.79		4.08	(0.69)

Total from investment operations	(1.28)		1.37		4.90	(0.41)
Less distributions:
Distributions from net investment income	(0.20)		(0.58)		(0.82)	(0.28)

Net asset value at end of period	52.70		54.18		53.39	49.31

Total return (%)	(2.38)[2]		2.57		10.02	(0.83)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3]	0.11	[4]	0.12	0.12	[3]
Gross operating expenses	0.10	[3]	0.11	[4]	0.12	0.12	[3]
Net investment income (loss)	0.89	[3]	1.07		1.62	1.58	[3]
Portfolio turnover rate[5]	36	[2]	47		46	20	[2]
Net assets, end of period ($ x 1,000)	216,060		216,733		117,452	34,517

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

24 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.4%	U.S. Government Securities	219,343,255	214,737,073
0.4%	Other Investment Company	889,635	889,635

99.8%	Total Investments	220,232,890	215,626,708
0.2%	Other Assets and Liabilities, Net		433,377

100.0%	Net Assets		216,060,085

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Bonds
8.50%, 02/15/20	606,000	862,461
8.75%, 05/15/20	449,000	650,839
8.75%, 08/15/20	2,014,000	2,940,204

U.S. Treasury Notes
1.50%, 06/30/16	100,000	102,426
3.25%, 06/30/16	100,000	107,656
4.88%, 08/15/16	3,154,000	3,558,721
1.00%, 08/31/16	5,599,000	5,642,739
3.00%, 08/31/16	500,000	535,508
3.13%, 10/31/16	4,870,000	5,239,818
2.75%, 11/30/16	7,489,000	7,967,592
3.25%, 12/31/16	500,000	541,133
3.13%, 01/31/17	4,163,000	4,491,486
3.00%, 02/28/17	3,826,000	4,111,305
3.25%, 03/31/17	5,304,000	5,750,698
0.88%, 04/30/17	5,791,000	5,762,948
3.13%, 04/30/17	2,067,000	2,232,199
0.63%, 05/31/17	2,530,000	2,490,074
2.75%, 05/31/17	3,554,000	3,790,007
2.50%, 06/30/17	4,981,000	5,263,517
2.38%, 07/31/17	3,716,000	3,907,025
4.75%, 08/15/17	7,163,000	8,223,181
1.88%, 09/30/17	800,000	823,875
1.88%, 10/31/17	800,000	823,250
4.25%, 11/15/17	4,047,000	4,578,800
0.63%, 11/30/17	4,909,000	4,786,084
2.25%, 11/30/17	1,929,000	2,015,955
0.75%, 12/31/17	7,855,000	7,685,316
3.50%, 02/15/18	3,393,000	3,734,553
0.75%, 02/28/18	7,100,000	6,926,661
2.75%, 02/28/18	5,636,000	6,014,672
0.63%, 04/30/18	500,000	483,242
4.00%, 08/15/18	8,313,000	9,388,819
1.38%, 09/30/18	2,905,000	2,892,744
3.75%, 11/15/18	3,858,000	4,313,726
1.38%, 12/31/18	1,000,000	991,875
2.75%, 02/15/19	868,000	924,114
1.38%, 02/28/19	2,237,000	2,212,883
3.13%, 05/15/19	1,483,000	1,609,693
1.00%, 06/30/19	6,585,000	6,331,115
0.88%, 07/31/19	3,748,000	3,570,555
3.63%, 08/15/19	3,943,000	4,392,746
3.38%, 11/15/19	2,952,000	3,248,930
1.00%, 11/30/19	2,132,000	2,031,564
1.13%, 12/31/19	3,179,000	3,046,375
3.63%, 02/15/20	2,421,000	2,701,211
1.25%, 02/29/20	5,222,000	5,027,804
3.50%, 05/15/20	2,911,000	3,221,202
1.38%, 05/31/20	1,000,000	965,195
2.63%, 08/15/20	5,416,000	5,661,199
2.63%, 11/15/20	3,097,000	3,227,777
3.63%, 02/15/21	3,745,000	4,163,388
3.13%, 05/15/21	4,654,000	4,998,871
2.13%, 08/15/21	3,000,000	2,988,516
2.00%, 11/15/21	4,320,000	4,246,258
2.00%, 02/15/22	3,584,000	3,506,159
1.75%, 05/15/22	3,000,000	2,861,133
1.63%, 08/15/22	100,000	93,836
1.63%, 11/15/22	100,000	93,363
2.00%, 02/15/23	12,094,000	11,640,475
1.75%, 05/15/23	2,500,000	2,341,602

Total U.S. Government Securities
(Cost $219,343,255)		214,737,073

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	889,635	889,635

Total Other Investment Company
(Cost $889,635)		889,635

End of Investments

At 6/30/13, the tax basis cost of the fund’s investments was $220,232,890 and the unrealized appreciation and depreciation were $4,220 and ($4,610,402), respectively, with a net unrealized depreciation of ($4,606,182).

(a)	The rate shown is the 7-day yield.

See financial notes 25

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$214,737,073	$—	$214,737,073
Other Investment Company[1]	889,635	—	—	889,635

Total	$889,635	$214,737,073	$—	$215,626,708

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

26 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at value (cost $220,232,890)		$215,626,708
Receivables:
Investments sold		25,230,740
Interest	+	1,498,845

Total assets		242,356,293

Liabilities

Payables:
Investments bought		10,532,641
Investment adviser fees		1,835
Fund shares redeemed	+	15,761,732

Total liabilities		26,296,208

Net Assets

Total assets		242,356,293
Total liabilities	—	26,296,208

Net assets		$216,060,085

Net Assets by Source
Capital received from investors		220,820,203
Net investment income not yet distributed		163,130
Net realized capital losses		(317,066)
Net unrealized capital losses		(4,606,182)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$216,060,085		4,100,001		$52.70

See financial notes 27

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$1,050,429
Securities on loan	+	221

Total investment income		1,050,650

Expenses

Investment adviser fees		106,060

Total expenses	−	106,060

Net investment income		944,590

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(746,969)
Net realized gains on in-kind redemptions	+	625,440

Net realized losses		(121,529)
Net unrealized losses on investments	+	(6,457,865)

Net realized and unrealized losses		(6,579,394)

Net decrease in net assets resulting from operations		($5,634,804)

28 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$944,590	$1,888,475
Net realized gains (losses)		(121,529)	3,860,990
Net unrealized losses	+	(6,457,865)	(1,586,411)

Net increase (decrease) in net assets resulting from operations		(5,634,804)	4,163,054

Distributions to Shareholders

Distributions from net investment income		($781,460)	($1,890,686)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,350,000	$72,772,702	3,900,000	$210,318,164
Shares redeemed	+	(1,250,000)	(67,029,014)	(2,100,000)	(113,309,609)

Net transactions in fund shares		100,000	$5,743,688	1,800,000	$97,008,555

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,000,001	$216,732,661	2,200,001	$117,451,738
Total increase or decrease	+	100,000	(672,576)	1,800,000	99,280,923

End of period		4,100,001	$216,060,085	4,000,001	$216,732,661

Net investment income not yet distributed			$163,130		$—

See financial notes 29

Schwab U.S. Aggregate Bond ETF™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		7/13/11[1]–
	6/30/13*		12/31/12		12/31/11

Per-Share Data ($)

Net asset value at beginning of period	52.43		51.50		50.00

Income (loss) from investment operations:
Net investment income (loss)	0.36		0.84		0.37
Net realized and unrealized gains (losses)	(1.70)		1.16		1.52

Total from investment operations	(1.34)		2.00		1.89
Less distributions:
Distributions from net investment income	(0.40)		(1.07)		(0.39)

Net asset value at end of period	50.69		52.43		51.50

Total return (%)	(2.57)[2]		3.90		3.79	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06	[3,4]	0.08	[5]	0.10	[3]
Gross operating expenses	0.06	[3,4]	0.08	[5]	0.10	[3]
Net investment income (loss)	1.38	[3]	1.52		1.67	[3]
Portfolio turnover rate[6,7]	145	[2]	151		446	[2]
Net assets, end of period ($ x 1,000)	446,062		387,954		164,804

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The expense ratio would have been 0.05%, if interest expense related to Treasury Market Practices Group (“TMPG”) fail charges had not been incurred.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
7 Includes to-be-announced (TBA) transactions. See financial note 2.

30 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.4%		Asset-Backed Obligations	1,865,090	1,854,210
1.7%		Commercial Mortgage Backed Securities	7,481,246	7,429,224
21.3%		Corporate Bonds	97,660,563	95,180,753
4.9%		Foreign Securities	22,177,261	21,640,230
29.3%		Mortgage-Backed Securities	132,307,307	130,591,533
0.9%		Municipal Bonds	4,445,725	4,175,141
40.9%		U.S. Government and Government Agencies	185,055,920	182,500,018
0.3%		Other Investment Company	1,453,409	1,453,409
11.2%		Short-Term Investments	49,999,294	49,999,557

110.9%		Total Investments	502,445,815	494,824,075
(10	.9)%	Other Assets and Liabilities, Net		(48,762,275)

100.0%		Net Assets		446,061,800

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.4% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	300,000	300,022
Series 2012-A5, Class A5
0.59%, 08/15/17 (b)	270,000	268,894
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	113,591
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	107,037
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	106,823
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	167,268
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	200,824
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	190,206	190,545
Series 2012-4, Class A3
0.52%, 08/18/16 (b)	300,000	299,090
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	100,000	100,116

Total Asset-Backed Obligations
(Cost $1,865,090)		1,854,210

Commercial Mortgage Backed Securities 1.7% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.93%, 02/10/51 (a)(b)	220,000	249,541
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	385,326
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (a)(b)	300,000	321,907
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	200,000	210,713
Series 2006-T24, Class A4
5.54%, 10/12/41 (b)	500,000	556,655
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	560,000	638,690
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	440,000	495,096
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	200,000	208,753
Series 2005-C1 Class A4
5.01%, 02/15/38 (a)(b)	665,878	695,120
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 09/15/40 (a)(b)	200,000	205,275
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	460,477
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11 Class A4
5.34%, 08/12/37 (a)(b)	296,990	314,302
Series 2004-CB8 Class A4
4.40%, 01/12/39 (b)	287,976	292,460
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	200,000	214,130
Series 2005-LDP5 Class A4
5.37%, 12/15/44 (a)(b)	200,000	216,183
Series 2007-LD12 Class ASB
5.83%, 02/15/51 (a)(b)	146,014	158,596
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.71%, 06/15/29 (a)(b)	200,000	205,848
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	300,000	319,392
Series 2005-C7 Class A4
5.20%, 11/15/30 (a)(b)	200,000	214,731

See financial notes 31

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41 (a)(b)	211,602	217,710
Series 2005-C21 Class A4
5.41%, 10/15/44 (a)(b)	173,776	187,107
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	439,429
Series 2006-C29, Class A4
5.31%, 11/15/48 (b)	200,000	221,783

Total Commercial Mortgage Backed Securities
(Cost $7,481,246)		7,429,224

Corporate Bonds 21.3% of net assets

Finance 7.0%

Banking 4.5%
Abbey National Treasury Services PLC
4.00%, 04/27/16	100,000	105,733
American Express Co.
8.13%, 05/20/19	250,000	323,473
American Express Credit Corp.
2.80%, 09/19/16	100,000	103,902
2.38%, 03/24/17	200,000	204,358
Bank of America Corp.
5.13%, 11/15/14	250,000	262,673
1.50%, 10/09/15	100,000	99,828
5.25%, 12/01/15	600,000	644,974
3.63%, 03/17/16	650,000	679,433
5.75%, 08/15/16	100,000	108,745
5.65%, 05/01/18	250,000	278,041
5.00%, 05/13/21	150,000	160,200
3.30%, 01/11/23	200,000	189,410
5.88%, 02/07/42	100,000	112,209
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	258,788
2.30%, 07/28/16	100,000	103,154
Bank of Nova Scotia
3.40%, 01/22/15	200,000	208,049
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	101,159
Barclays Bank PLC
3.90%, 04/07/15	100,000	104,659
5.00%, 09/22/16	100,000	110,561
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	100,922
Bear Stearns Cos. LLC
5.70%, 11/15/14	350,000	372,977
BNP Paribas
5.00%, 01/15/21	200,000	212,986
Capital One Financial Corp.
2.15%, 03/23/15	150,000	152,428
4.75%, 07/15/21	150,000	158,473
Citigroup, Inc.
6.38%, 08/12/14	100,000	105,557
5.00%, 09/15/14	400,000	415,812
4.75%, 05/19/15	100,000	105,808
1.25%, 01/15/16	150,000	148,299
3.95%, 06/15/16	550,000	580,143
4.45%, 01/10/17	200,000	214,333
6.13%, 11/21/17	300,000	341,297
4.05%, 07/30/22	250,000	240,726
3.38%, 03/01/23	200,000	191,712
6.88%, 03/05/38	75,000	91,243
Credit Suisse USA, Inc.
4.88%, 01/15/15	300,000	317,800
Deutsche Bank AG
3.25%, 01/11/16	150,000	157,161
Fifth Third Bancorp
5.45%, 01/15/17	100,000	109,676
Goldman Sachs Capital I
6.35%, 02/15/34	100,000	96,356
Goldman Sachs Group, Inc.
3.63%, 02/07/16	375,000	391,690
5.63%, 01/15/17	500,000	542,328
5.95%, 01/18/18	200,000	223,993
6.15%, 04/01/18	150,000	169,202
5.38%, 03/15/20	150,000	162,988
5.25%, 07/27/21	100,000	107,167
5.75%, 01/24/22	100,000	110,490
6.13%, 02/15/33	80,000	87,757
6.75%, 10/01/37	100,000	102,744
6.25%, 02/01/41	75,000	85,120
HSBC Holdings PLC
5.10%, 04/05/21	350,000	385,152
HSBC USA, Inc.
5.00%, 09/27/20	164,000	172,067
JPMorgan Chase & Co.
1.10%, 10/15/15	500,000	497,228
2.60%, 01/15/16	250,000	255,434
6.00%, 01/15/18	250,000	285,577
6.30%, 04/23/19	450,000	523,411
3.38%, 05/01/23	150,000	139,961
6.40%, 05/15/38	300,000	353,074
5.40%, 01/06/42	150,000	159,252
Lloyds TSB Bank PLC
4.20%, 03/28/17	200,000	213,371
6.38%, 01/21/21	300,000	346,806
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	258,291
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	200,000	230,424
Morgan Stanley
1.75%, 02/25/16	500,000	495,653
5.45%, 01/09/17	200,000	216,323
5.95%, 12/28/17	250,000	277,660
6.63%, 04/01/18	200,000	226,925
7.30%, 05/13/19	200,000	232,605
3.75%, 02/25/23	500,000	479,095
7.25%, 04/01/32	100,000	120,140
6.38%, 07/24/42	100,000	111,956
PNC Funding Corp.
3.63%, 02/08/15	160,000	166,983
5.63%, 02/01/17	75,000	83,277
Rabobank Nederland
3.95%, 11/09/22	200,000	191,623
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	141,959
Royal Bank of Canada
2.63%, 12/15/15	225,000	233,914
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200,000	222,509

32 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Royal Bank of Scotland PLC
4.38%, 03/16/16	200,000	211,839
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	52,781
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	258,309
UBS AG
5.88%, 12/20/17	100,000	115,140
5.75%, 04/25/18	100,000	115,685
US Bancorp
3.00%, 03/15/22 (b)	100,000	97,277
Wachovia Corp.
5.75%, 06/15/17	250,000	284,030
5.75%, 02/01/18	500,000	576,470
5.50%, 08/01/35	250,000	258,366
Wells Fargo & Co.
3.75%, 10/01/14	250,000	259,089
5.63%, 12/11/17	150,000	170,674
3.45%, 02/13/23	250,000	239,241
Westpac Banking Corp.
4.88%, 11/19/19	200,000	224,481

		20,140,589

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	200,000	227,162
Jefferies Group, Inc.
3.88%, 11/09/15	300,000	311,625
5.50%, 03/15/16	100,000	108,000
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,633
6.70%, 03/04/20	15,000	17,215

		769,635

Finance Company 0.6%
General Electric Capital Corp.
5.00%, 01/08/16	75,000	81,843
2.95%, 05/09/16	300,000	312,864
1.63%, 04/02/18	250,000	243,798
6.00%, 08/07/19	100,000	116,244
4.38%, 09/16/20	150,000	159,039
6.75%, 03/15/32	250,000	300,606
6.15%, 08/07/37	150,000	170,291
5.88%, 01/14/38	450,000	497,012
6.88%, 01/10/39	100,000	123,650
6.38%, 11/15/67 (a)(b)	250,000	260,625
HSBC Finance Corp.
5.50%, 01/19/16	100,000	109,924
6.68%, 01/15/21	150,000	166,080

		2,541,976

Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	150,000	140,282
Aetna, Inc.
3.95%, 09/01/20	100,000	103,060
Allstate Corp.
4.50%, 06/15/43	300,000	296,965
American International Group, Inc.
2.38%, 08/24/15	100,000	101,630
4.88%, 09/15/16	150,000	164,427
5.60%, 10/18/16	200,000	223,058
5.85%, 01/16/18	40,000	45,067
6.40%, 12/15/20	300,000	348,432
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	320,869
5.75%, 01/15/40	100,000	111,870
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	145,676
Chubb Corp.
6.00%, 05/11/37	250,000	300,684
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	154,266
5.88%, 03/15/41 (b)	50,000	56,015
5.38%, 02/15/42 (b)	300,000	321,033
CNA Financial Corp.
7.35%, 11/15/19	250,000	303,099
Genworth Financial, Inc.
7.63%, 09/24/21	200,000	232,780
Genworth Holdings, Inc.
4.95%, 10/01/15	100,000	106,288
6.50%, 06/15/34	200,000	203,428
Hartford Financial Services Group, Inc.
5.50%, 03/30/20	70,000	77,527
5.95%, 10/15/36	100,000	107,757
4.30%, 04/15/43	150,000	130,431
ING US, Inc.
2.90%, 02/15/18 (c)	300,000	301,834
Lincoln National Corp.
4.20%, 03/15/22	100,000	101,797
MetLife, Inc.
5.70%, 06/15/35	100,000	111,228
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	105,538
5.63%, 05/12/41	75,000	78,164
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	190,820
6.25%, 06/15/37	70,000	84,784
UnitedHealth Group, Inc.
0.85%, 10/15/15	50,000	50,094
1.40%, 10/15/17	50,000	49,143
6.00%, 02/15/18	150,000	176,347
3.95%, 10/15/42 (b)	100,000	86,391
WellPoint, Inc.
5.25%, 01/15/16	150,000	164,090

		5,494,874

Real Estate Investment Trust 0.5%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	100,000	92,688
Boston Properties LP
3.80%, 02/01/24 (b)	200,000	196,852
Digital Realty Trust LP
5.25%, 03/15/21 (b)	100,000	104,476
Duke Realty LP
7.38%, 02/15/15	125,000	136,478
HCP, Inc.
6.70%, 01/30/18	100,000	117,162
5.38%, 02/01/21 (b)	250,000	271,598
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	300,000	314,186
Kilroy Realty LP
3.80%, 01/15/23 (b)	100,000	93,857
Piedmont Operating Partnership LP
3.40%, 06/01/23 (b)(c)	100,000	91,251

See financial notes 33

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
ProLogis LP
6.63%, 05/15/18	50,000	57,611
7.38%, 10/30/19	150,000	180,751
Simon Property Group LP
6.13%, 05/30/18	150,000	176,424
5.65%, 02/01/20 (b)	102,000	116,696
4.13%, 12/01/21 (b)	100,000	104,021
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	202,069
3.25%, 08/15/22 (b)	250,000	232,511

		2,488,631

		31,435,705

Industrial 12.0%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	150,000	145,831
Alcoa, Inc.
5.55%, 02/01/17	250,000	265,895
Barrick Gold Corp.
2.90%, 05/30/16	100,000	98,708
2.50%, 05/01/18 (c)	300,000	269,515
4.10%, 05/01/23 (c)	100,000	83,708
Barrick North America Finance LLC
5.75%, 05/01/43 (c)	100,000	81,134
BHP Billiton Finance USA Ltd.
1.13%, 11/21/14	200,000	201,480
3.25%, 11/21/21	100,000	97,958
CF Industries, Inc.
7.13%, 05/01/20	100,000	119,803
Cliffs Natural Resources, Inc.
3.95%, 01/15/18	100,000	95,638
6.25%, 10/01/40	50,000	41,476
Domtar Corp.
10.75%, 06/01/17	100,000	125,955
Dow Chemical Co.
2.50%, 02/15/16	200,000	206,392
8.55%, 05/15/19	225,000	287,417
5.25%, 11/15/41 (b)	100,000	99,671
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	337,998
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	234,351
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	300,000	298,730
5.45%, 03/15/43 (b)(c)	100,000	88,488
International Paper Co.
7.95%, 06/15/18	100,000	122,571
7.50%, 08/15/21	132,000	162,270
LyondellBasell Industries
6.00%, 11/15/21 (b)	250,000	281,395
Monsanto Co.
2.20%, 07/15/22 (b)	200,000	184,368
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	128,593
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	112,553
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	172,561
6.50%, 07/15/18	100,000	118,460
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	96,609
4.75%, 03/22/42 (b)	100,000	92,451
Southern Copper Corp.
5.25%, 11/08/42	100,000	82,558
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	95,040
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	101,749
Vale S.A.
5.63%, 09/11/42	200,000	175,478
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	102,086
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	120,373

		5,329,263

Capital Goods 1.1%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	99,434
2.88%, 05/08/22	100,000	95,991
Boeing Capital Corp.
2.90%, 08/15/18 (b)	100,000	104,251
4.70%, 10/27/19	350,000	395,867
Boeing Co.
0.95%, 05/15/18	250,000	239,486
6.88%, 03/15/39	90,000	118,335
Caterpillar Financial Services Corp.
1.25%, 11/06/17	150,000	146,337
7.15%, 02/15/19	72,000	89,921
Caterpillar, Inc.
5.70%, 08/15/16	100,000	113,858
CRH America, Inc.
6.00%, 09/30/16	100,000	112,695
Deere & Co.
5.38%, 10/16/29	150,000	173,288
Eaton Corp.,
0.95%, 11/02/15	50,000	49,831
1.50%, 11/02/17	50,000	48,586
4.00%, 11/02/32	100,000	93,806
4.15%, 11/02/42	100,000	90,083
General Electric Co.
0.85%, 10/09/15	100,000	99,961
5.25%, 12/06/17	100,000	113,027
2.70%, 10/09/22	100,000	94,831
4.13%, 10/09/42	100,000	93,433
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	89,526
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/19 (c)	250,000	246,933
John Deere Capital Corp.
5.50%, 04/13/17	200,000	227,314
1.70%, 01/15/20	100,000	94,721
L-3 Communications Corp.
4.75%, 07/15/20	250,000	262,594
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	39,248
3.35%, 09/15/21	100,000	99,689
Republic Services, Inc.
3.80%, 05/15/18	200,000	211,486
5.70%, 05/15/41 (b)	80,000	87,573
United Technologies Corp.
5.38%, 12/15/17	300,000	344,450

34 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
6.13%, 02/01/19	150,000	178,162
3.10%, 06/01/22	100,000	98,974
6.13%, 07/15/38	150,000	183,489
4.50%, 06/01/42	150,000	148,509

		4,685,689

Communications 2.0%
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	203,642
4.38%, 07/16/42	150,000	128,588
AT&T Mobility LLC
7.13%, 12/15/31	50,000	64,542
AT&T, Inc.
0.80%, 12/01/15	100,000	99,603
0.90%, 02/12/16	250,000	248,275
5.50%, 02/01/18	130,000	148,841
3.00%, 02/15/22	100,000	96,283
6.30%, 01/15/38	120,000	133,848
5.35%, 09/01/40	50,000	50,774
5.55%, 08/15/41	100,000	104,497
BellSouth Corp.
6.88%, 10/15/31	100,000	113,692
6.55%, 06/15/34	150,000	164,267
6.00%, 11/15/34	225,000	231,513
CBS Corp.
5.50%, 05/15/33	150,000	150,674
Comcast Corp.
5.15%, 03/01/20	250,000	286,230
2.85%, 01/15/23	250,000	237,836
4.25%, 01/15/33	300,000	287,978
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	139,076
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	103,860
3.50%, 03/01/16	100,000	105,118
5.88%, 10/01/19	100,000	112,689
6.00%, 08/15/40 (b)	150,000	150,348
6.38%, 03/01/41	100,000	104,854
Discovery Communications LLC
5.05%, 06/01/20	150,000	166,655
France Telecom S.A.
5.38%, 01/13/42	250,000	248,657
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	104,593
4.38%, 04/01/21	250,000	270,119
5.95%, 04/01/41	350,000	401,187
News America, Inc.
5.30%, 12/15/14	54,000	57,474
6.90%, 03/01/19	30,000	36,278
6.15%, 03/01/37	200,000	217,573
Qwest Corp.
6.75%, 12/01/21	150,000	167,256
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	233,827
TCI Communications, Inc.
7.13%, 02/15/28	150,000	191,025
Telecom Italia Capital S.A.
7.00%, 06/04/18	200,000	220,860
7.72%, 06/04/38	100,000	101,980
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	313,568
6.22%, 07/03/17	150,000	163,951
5.46%, 02/16/21	250,000	258,361
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	110,132
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	165,414
6.55%, 05/01/37	200,000	200,889
5.50%, 09/01/41 (b)	100,000	88,172
4.50%, 09/15/42 (b)	100,000	77,827
Verizon Communications, Inc.
1.10%, 11/01/17	600,000	581,177
5.85%, 09/15/35	200,000	219,158
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	129,894
Vodafone Group PLC
5.00%, 09/15/15	100,000	108,527
5.63%, 02/27/17	250,000	278,121
5.45%, 06/10/19	250,000	283,981
4.38%, 03/16/21	150,000	157,719

		9,021,403

Consumer Cyclical 1.6%
ADT Corp.
3.50%, 07/15/22	200,000	184,259
Amazon.com, Inc.
2.50%, 11/29/22 (b)	150,000	136,445
CVS Caremark Corp.
4.88%, 09/15/14	75,000	78,765
4.75%, 05/18/20 (b)	225,000	247,774
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	106,394
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	100,000	92,299
eBay, Inc.
1.63%, 10/15/15	125,000	127,737
Ford Motor Co.
7.45%, 07/16/31	425,000	510,941
Ford Motor Credit Co. LLC
2.75%, 05/15/15	300,000	304,335
6.63%, 08/15/17	450,000	509,771
4.25%, 09/20/22	250,000	246,180
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	498,495
Home Depot, Inc.
5.40%, 03/01/16	300,000	334,496
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	147,915
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	210,000	238,737
5.13%, 01/15/42 (b)	100,000	96,838
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	101,010
McDonald’s Corp.
5.30%, 03/15/17	86,000	97,095
3.70%, 02/15/42	114,000	101,727
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	92,255
3.63%, 05/01/43 (b)	50,000	44,416
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	159,060
QVC, Inc.
5.13%, 07/02/22	100,000	101,235
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	118,362

See financial notes 35

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Target Corp.
5.88%, 07/15/16	100,000	113,983
3.88%, 07/15/20	125,000	133,827
6.35%, 11/01/32	45,000	55,655
Time Warner, Inc.
3.15%, 07/15/15	85,000	88,832
4.75%, 03/29/21	150,000	161,625
7.63%, 04/15/31	100,000	126,390
7.70%, 05/01/32	61,000	77,769
5.38%, 10/15/41	100,000	101,496
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	99,266
Viacom, Inc.
2.50%, 12/15/16	100,000	103,250
6.88%, 04/30/36	100,000	117,424
Wal-Mart Stores, Inc.
5.25%, 09/01/35	650,000	708,088
6.50%, 08/15/37	100,000	126,784
Walt Disney Co.
1.35%, 08/16/16	150,000	151,473
1.13%, 02/15/17	200,000	196,759

		7,039,162

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	700,000	679,591
Altria Group, Inc.
4.75%, 05/05/21	100,000	107,272
2.85%, 08/09/22	250,000	231,625
2.95%, 05/02/23	300,000	278,457
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	503,878
Amgen, Inc.
3.88%, 11/15/21 (b)	200,000	206,213
5.15%, 11/15/41 (b)	100,000	99,963
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	193,000	204,929
1.38%, 07/15/17	350,000	344,807
6.88%, 11/15/19	100,000	124,747
3.75%, 07/15/42	200,000	174,007
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	114,255
AstraZeneca PLC
6.45%, 09/15/37	150,000	184,889
Baxter International, Inc.
3.20%, 06/15/23 (b)	100,000	98,295
4.50%, 06/15/43 (b)	200,000	200,583
Boston Scientific Corp.
6.00%, 01/15/20	150,000	170,014
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	122,222
3.25%, 08/01/42	100,000	80,923
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	105,645
Celgene Corp.
1.90%, 08/15/17	100,000	99,380
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	103,534
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	350,000	335,376
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	51,776
Diageo Capital PLC
5.75%, 10/23/17	200,000	230,272
1.13%, 04/29/18	150,000	144,278
2.63%, 04/29/23 (b)	200,000	186,455
Express Scripts Holding Co.
2.75%, 11/21/14	200,000	204,469
3.13%, 05/15/16	350,000	364,199
General Mills, Inc.
5.70%, 02/15/17	250,000	283,350
3.15%, 12/15/21 (b)	100,000	100,049
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	174,149
2.85%, 05/08/22	150,000	144,259
Hasbro, Inc.
6.30%, 09/15/17	100,000	114,294
6.35%, 03/15/40	100,000	110,287
Kellogg Co.
4.15%, 11/15/19	150,000	161,298
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	131,008
Koninklijke Philips Electronics
5.00%, 03/15/42	100,000	102,586
Kraft Foods Group, Inc.
5.38%, 02/10/20	78,000	88,106
3.50%, 06/06/22	200,000	198,432
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	98,839
McKesson Corp.
3.25%, 03/01/16	50,000	52,758
Medtronic, Inc.
4.00%, 04/01/43 (b)	300,000	272,230
Merck & Co., Inc.
2.25%, 01/15/16	90,000	93,038
3.88%, 01/15/21 (b)	200,000	213,903
5.85%, 06/30/39	64,000	75,927
Mondelez International, Inc.
4.13%, 02/09/16	250,000	267,403
5.38%, 02/10/20	72,000	80,873
6.50%, 02/09/40	25,000	29,931
Mylan, Inc.
1.80%, 06/24/16 (c)	100,000	99,800
Newell Rubbermaid, Inc.
4.70%, 08/15/20	150,000	160,435
Novartis Capital Corp.
4.40%, 04/24/20	100,000	111,207
PepsiCo, Inc.
5.00%, 06/01/18	150,000	169,988
4.88%, 11/01/40	200,000	204,967
Pfizer, Inc.
6.20%, 03/15/19	225,000	271,649
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	97,292
2.50%, 08/22/22	100,000	92,509
Procter & Gamble Co.
1.80%, 11/15/15	375,000	384,868
4.70%, 02/15/19	42,000	47,429
5.55%, 03/05/37	50,000	58,957
Quest Diagnostics, Inc.
3.20%, 04/01/16	100,000	103,814
Reynolds American, Inc.
7.63%, 06/01/16	75,000	87,499
3.25%, 11/01/22	100,000	93,143

36 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Safeway, Inc.
3.95%, 08/15/20	100,000	98,211
Sanofi
2.63%, 03/29/16	300,000	312,562
1.25%, 04/10/18	100,000	96,970
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100,000	93,882
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	125,000	148,219
The Coca-Cola Co.
1.50%, 11/15/15	200,000	204,142
1.15%, 04/01/18	500,000	485,554
The Kroger Co.
7.50%, 04/01/31	100,000	121,412
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	52,125
3.60%, 08/15/21 (b)	50,000	49,123
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	250,000	243,962
3.25%, 10/01/22 (b)	250,000	233,533
4.63%, 10/01/42 (b)	100,000	89,578
Wyeth LLC
5.95%, 04/01/37	500,000	588,645
Zoetis, Inc.
4.70%, 02/01/43 (b)(c)	100,000	93,747

		13,439,996

Energy 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	252,563
6.38%, 09/15/17	200,000	230,211
6.45%, 09/15/36	100,000	116,245
Apache Corp.
4.75%, 04/15/43 (b)	150,000	142,829
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	250,000	253,600
BP Capital Markets PLC
3.20%, 03/11/16	500,000	525,706
1.38%, 05/10/18	100,000	96,502
4.75%, 03/10/19	250,000	277,985
Canadian Natural Resources Ltd.
5.70%, 05/15/17	150,000	170,263
6.25%, 03/15/38	100,000	112,069
Chevron Corp.
3.19%, 06/24/23 (b)	100,000	99,726
Conoco, Inc.
6.95%, 04/15/29	100,000	127,700
ConocoPhillips Canada
5.63%, 10/15/16	150,000	171,203
Encana Corp.
6.50%, 02/01/38	175,000	195,072
Halliburton Co.
6.15%, 09/15/19	125,000	150,908
Hess Corp.
8.13%, 02/15/19	200,000	250,989
7.30%, 08/15/31	150,000	180,281
7.13%, 03/15/33	100,000	117,887
Husky Energy, Inc.
7.25%, 12/15/19	200,000	246,764
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	299,457
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	138,070
Nabors Industries, Inc.
6.15%, 02/15/18	100,000	111,664
Nexen, Inc.
5.88%, 03/10/35	150,000	157,215
Noble Holding International Ltd.
5.25%, 03/15/42	150,000	134,823
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	100,000	105,782
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	200,000	204,350
7.25%, 08/15/18 (b)	100,000	109,350
Shell International Finance BV
3.10%, 06/28/15	100,000	104,853
4.30%, 09/22/19	100,000	111,123
6.38%, 12/15/38	45,000	58,179
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	116,701
6.50%, 06/15/38	150,000	173,554
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	150,000	149,965
Tosco Corp.
7.80%, 01/01/27	150,000	200,694
Total Capital S.A.
3.00%, 06/24/15	100,000	104,549
Transocean, Inc.
6.38%, 12/15/21	200,000	225,166
6.80%, 03/15/38	150,000	160,058
Valero Energy Corp.
9.38%, 03/15/19	150,000	196,913
6.13%, 02/01/20	150,000	174,547
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	173,322

		6,928,838

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14	50,000	51,671

		51,671

Technology 1.1%
Apple, Inc.
0.45%, 05/03/16	100,000	98,995
1.00%, 05/03/18	100,000	96,142
2.40%, 05/03/23	100,000	92,947
3.85%, 05/04/43	50,000	44,599
Arrow Electronics, Inc.
3.00%, 03/01/18	150,000	149,946
4.50%, 03/01/23 (b)	200,000	197,165
Cisco Systems, Inc.
2.90%, 11/17/14	266,000	274,803
4.45%, 01/15/20	250,000	277,096
5.90%, 02/15/39	100,000	119,067
Corning, Inc.
1.45%, 11/15/17	200,000	195,358
Fiserv, Inc.
4.63%, 10/01/20	150,000	155,711
Google, Inc.
2.13%, 05/19/16	75,000	77,562
Harris Corp.
6.15%, 12/15/40	50,000	55,165
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	299,903
4.65%, 12/09/21	150,000	150,273

See financial notes 37

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
6.00%, 09/15/41	200,000	193,593
International Business Machines Corp.
5.70%, 09/14/17	150,000	173,427
7.00%, 10/30/25	105,000	138,263
Microsoft Corp.
2.50%, 02/08/16	100,000	104,205
4.50%, 10/01/40	100,000	101,063
NetApp, Inc.
3.25%, 12/15/22 (b)	250,000	230,646
Oracle Corp.
5.75%, 04/15/18	165,000	192,204
3.88%, 07/15/20	380,000	406,082
6.13%, 07/08/39	150,000	181,330
5.38%, 07/15/40	100,000	111,885
Science Applications International Corp.
5.50%, 07/01/33	50,000	48,399
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	103,737
Xerox Corp.
4.25%, 02/15/15	600,000	627,064

		4,896,630

Transportation 0.4%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/25 (c)	100,000	94,500
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	155,665
5.05%, 03/01/41 (b)	300,000	304,381
CSX Corp.
6.25%, 04/01/15	200,000	218,596
4.25%, 06/01/21 (b)	150,000	160,568
4.10%, 03/15/44 (b)	100,000	87,189
FedEx Corp.
2.63%, 08/01/22	200,000	185,995
3.88%, 08/01/42	200,000	171,379
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	145,122
Southwest Airlines Co.
5.13%, 03/01/17	220,000	237,373
Union Pacific Corp.
4.00%, 02/01/21 (b)	180,000	193,212

		1,953,980

		53,346,632

Utilities 2.3%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	92,068
Appalachian Power Co.
7.00%, 04/01/38	250,000	307,703
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,161
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	234,802
Consolidated Natural Gas Co.
5.00%, 12/01/14	450,000	475,174
Consumers Energy Co.
3.95%, 05/15/43 (b)	100,000	92,368
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	236,249
5.30%, 02/15/40	100,000	108,860
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	183,909
Entergy Corp.
3.63%, 09/15/15	250,000	259,150
Exelon Generation Co. LLC
5.20%, 10/01/19	142,000	156,368
4.00%, 10/01/20 (b)	150,000	152,417
FirstEnergy Corp.
2.75%, 03/15/18 (b)	500,000	487,300
7.38%, 11/15/31	300,000	317,188
Florida Power & Light Co.
5.95%, 02/01/38	150,000	181,831
Florida Power Corp.
6.40%, 06/15/38	91,000	111,858
Georgia Power Co.
4.75%, 09/01/40	150,000	148,589
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	116,212
6.13%, 04/01/36	200,000	227,624
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	115,172
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	96,519
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	214,450
6.05%, 03/01/34	192,000	224,555
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	93,844
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	166,933
6.50%, 05/01/18	200,000	231,938
4.60%, 12/15/21 (b)	100,000	101,940
PSEG Power LLC
5.13%, 04/15/20	150,000	165,137
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	93,272
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	98,984
Southern California Edison Co.
5.50%, 08/15/18	100,000	117,271
TransAlta Corp.
4.50%, 11/15/22 (b)	500,000	477,735
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	91,481
Virginia Electric & Power Co.
6.00%, 05/15/37	50,000	60,386
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	95,352
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	200,000	222,220
4.80%, 09/15/41 (b)	200,000	199,617

		6,807,637

Natural Gas 0.8%
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (b)	200,000	178,163
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	58,781
4.65%, 06/01/21 (b)	100,000	103,658
7.50%, 07/01/38	100,000	117,235
Enterprise Products Operating LLC
3.20%, 02/01/16	200,000	210,074
6.30%, 09/15/17	100,000	117,070

38 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.20%, 09/01/20	150,000	168,107
3.35%, 03/15/23 (b)	150,000	144,641
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	250,000	290,009
6.85%, 02/15/20	50,000	59,609
3.50%, 09/01/23 (b)	150,000	140,869
5.80%, 03/15/35	100,000	103,610
5.00%, 08/15/42 (b)	100,000	94,689
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	86,881
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	97,226
Plains All American Pipeline LP
3.65%, 06/01/22 (b)	200,000	196,954
6.65%, 01/15/37	100,000	118,302
Sempra Energy
6.00%, 10/15/39	250,000	282,272
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	171,675
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	103,828
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	59,070
2.50%, 08/01/22	100,000	92,403
7.63%, 01/15/39	100,000	135,964
Williams Partners LP
7.25%, 02/01/17	350,000	407,103
6.30%, 04/15/40	50,000	52,586

		3,590,779

		10,398,416

Total Corporate Bonds
(Cost $97,660,563)		95,180,753

Foreign Securities 4.9% of net assets

Foreign Agencies 1.5%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	75,000	76,512
2.00%, 06/03/16	150,000	154,576

		231,088

Brazil 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	100,000	92,734
5.63%, 05/20/43	150,000	130,943
Petrobras International Finance Co.
2.88%, 02/06/15	400,000	404,605
5.38%, 01/27/21	250,000	252,423

		880,705

Canada 0.0%
Export Development Canada
2.25%, 05/28/15	100,000	103,397
1.25%, 10/27/15	100,000	101,498

		204,895

Germany 0.7%
Kreditanstalt fuer Wiederaufbau
1.00%, 01/12/15 (d)	250,000	252,482
1.25%, 10/26/15 (d)	250,000	253,670
2.63%, 02/16/16 (d)	375,000	393,738
4.88%, 01/17/17 (d)	450,000	509,324
1.25%, 02/15/17 (d)	350,000	351,616
4.50%, 07/16/18 (d)	400,000	454,798
4.88%, 06/17/19 (d)	200,000	232,204
2.75%, 09/08/20 (d)	200,000	204,893
2.38%, 08/25/21 (d)	300,000	295,863

		2,948,588

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	400,000	416,590

		416,590

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	300,000	316,500
Petroleos Mexicanos
5.50%, 01/21/21	400,000	428,000

		744,500

Norway 0.1%
Statoil A.S.A.
2.90%, 10/15/14	100,000	102,913
2.45%, 01/17/23	100,000	92,833
4.25%, 11/23/41	100,000	94,752

		290,498

Republic of Korea 0.1%
Export-Import Bank of Korea
5.88%, 01/14/15	100,000	106,522
4.38%, 09/15/21	300,000	305,547
5.00%, 04/11/22	200,000	212,954

		625,023

Sweden 0.0%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	170,694

		170,694

		6,512,581

Foreign Local Government 0.5%

Canada 0.5%
Hydro-Quebec
2.00%, 06/30/16	400,000	411,779
8.05%, 07/07/24	60,000	82,683
Province of British Columbia
2.85%, 06/15/15	200,000	209,160
Province of Manitoba
1.13%, 06/01/18	250,000	242,819
Province of Ontario
2.95%, 02/05/15	460,000	477,613
4.00%, 10/07/19	225,000	245,107
2.45%, 06/29/22	450,000	424,719
Province of Quebec
7.50%, 09/15/29	68,000	93,652

		2,187,532

See financial notes 39

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Sovereign 1.5%

Brazil 0.2%
Brazilian Government International Bond
2.63%, 01/05/23	300,000	261,750
Federative Republic of Brazil
6.00%, 01/17/17	350,000	394,625
4.88%, 01/22/21	100,000	107,250
8.25%, 01/20/34	150,000	199,500
7.13%, 01/20/37	100,000	119,500

		1,082,625

Canada 0.0%
Canada Government International Bond
2.38%, 09/10/14	200,000	204,920

		204,920

Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	270,750
3.63%, 10/30/42	100,000	83,000

		353,750

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	366,300
7.38%, 09/18/37	100,000	128,500

		494,800

Italy 0.2%
Italy Government International Bond
3.13%, 01/26/15	350,000	358,957
5.38%, 06/12/17	100,000	108,817
6.88%, 09/27/23	150,000	175,410
5.38%, 06/15/33	200,000	201,274

		844,458

Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	600,000	669,900
3.63%, 03/15/22	200,000	196,500
8.00%, 09/24/22	100,000	131,750
6.05%, 01/11/40	150,000	164,250

		1,162,400

Panama 0.1%
Panama Government International Bond
6.70%, 01/26/36	200,000	233,500

		233,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	303,750

		303,750

Philippines 0.1%
Philippine Government International Bond
5.50%, 03/30/26	200,000	228,800

		228,800

Poland 0.1%
Poland Government International Bond
5.00%, 10/19/15	150,000	161,625
3.00%, 03/17/23	300,000	271,500

		433,125

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	182,718

		182,718

South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	100,000	96,000

		96,000

Turkey 0.2%
Turkey Government International Bond
5.63%, 03/30/21	500,000	536,250
7.38%, 02/05/25	250,000	296,875
4.88%, 04/16/43	200,000	173,000

		1,006,125

		6,626,971

Supranational 1.4%
African Development Bank
2.50%, 03/15/16	150,000	157,138
Asian Development Bank
2.63%, 02/09/15	200,000	207,090
2.50%, 03/15/16	150,000	157,408
1.13%, 03/15/17	650,000	654,687
European Bank for Reconstruction & Development
1.63%, 09/03/15	500,000	511,886
European Investment Bank
4.63%, 10/20/15	400,000	436,200
2.50%, 05/16/16	325,000	340,785
5.13%, 05/30/17	1,000,000	1,142,315
4.00%, 02/16/21	700,000	756,217
Inter-American Development Bank
4.50%, 09/15/14	300,000	315,115
5.13%, 09/13/16	100,000	113,308
3.88%, 10/28/41	100,000	97,916
International Bank for Reconstruction & Development
2.13%, 03/15/16	400,000	415,745
0.88%, 04/17/17	350,000	348,106
International Finance Corp.
1.13%, 11/23/16	100,000	100,992
2.13%, 11/17/17	300,000	309,867
Nordic Investment Bank
0.50%, 04/14/16	250,000	248,371

		6,313,146

Total Foreign Securities
(Cost $22,177,261)		21,640,230

Mortgage-Backed Securities 29.3% of net assets

U.S. Government Agency Mortgages 29.3%
Fannie Mae
5.50%, 02/01/17 to 09/01/38 (b)	4,396,962	4,783,262
5.00%, 02/01/18 to 07/01/41 (b)	4,540,944	4,920,086
3.50%, 10/01/18 to 03/01/43 (b)	8,984,238	9,171,816
4.00%, 09/01/20 to 08/01/41 (b)	8,351,122	8,743,336

40 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.50%, 04/01/25 to 07/01/42 (b)	6,051,212	6,467,404
3.00%, 01/01/26 to 07/01/43 (b)	6,468,553	6,430,396
2.50%, 10/01/27 to 12/01/27 (b)	645,693	650,862
6.00%, 06/01/37 to 10/01/39 (b)	2,104,486	2,292,219
6.50%, 10/01/39 (b)	445,899	494,751
3.65%, 03/01/40 (a)(b)	353,618	375,586
3.35%, 04/01/40 (a)(b)	133,450	140,009
3.61%, 05/01/40 (a)(b)	113,193	120,224
Fannie Mae TBA
2.00%, 07/01/28 (b)	400,000	389,563
2.50%, 07/01/28 to 07/01/43 (b)	3,200,000	3,185,157
3.00%, 07/01/28 to 07/01/43 (b)	4,900,000	4,838,156
3.50%, 07/01/28 to 07/01/43 (b)	1,000,000	1,033,079
4.00%, 07/01/28 (b)	1,400,000	1,476,070
4.50%, 07/01/28 to 07/01/43 (b)	2,700,000	2,859,774
5.00%, 07/01/28 to 07/01/43 (b)	1,900,000	2,041,695
5.50%, 07/01/28 (b)	400,000	422,031
6.00%, 07/01/43 (b)	1,300,000	1,413,953
Freddie Mac
5.00%, 06/01/18 to 09/01/40 (b)	2,757,895	3,005,294
5.50%, 11/01/18 to 02/01/40 (b)	1,362,607	1,463,639
4.00%, 05/01/23 to 03/01/42 (b)	4,246,408	4,441,399
4.50%, 01/01/24 to 09/01/41 (b)	5,341,072	5,680,193
3.00%, 10/01/26 to 06/01/43 (b)	5,716,677	5,675,995
2.50%, 07/01/27 (b)	88,409	89,059
3.50%, 04/01/31 to 04/01/43 (b)	3,710,955	3,781,778
6.00%, 10/01/37 to 04/01/38 (b)	544,594	590,785
6.50%, 09/01/39 (b)	315,165	354,464
2.98%, 05/01/41 (a)(b)	64,182	67,093
Freddie Mac TBA
2.00%, 07/01/28 (b)	300,000	292,078
2.50%, 07/01/28 (b)	2,200,000	2,210,813
3.00%, 07/01/28 to 07/01/43 (b)	600,000	594,539
3.50%, 07/01/28 to 07/01/43 (b)	2,000,000	2,049,063
4.00%, 07/01/28 (b)	100,000	104,809
5.00%, 07/01/28 to 07/01/43 (b)	1,600,000	1,703,547
5.50%, 07/01/43 (b)	800,000	860,750
Ginnie Mae
4.00%, 03/20/26 to 04/20/43 (a)(b)	4,376,770	4,613,032
3.50%, 05/20/26 to 06/20/43 (b)	5,496,091	5,657,300
3.00%, 02/20/27 to 06/20/43 (a)(b)	3,847,504	3,870,919
2.50%, 01/20/28 to 08/20/38 (a)(b)	658,758	681,146
5.50%, 04/15/33 to 01/15/35 (b)	1,138,191	1,264,469
5.00%, 10/15/34 to 04/20/40 (b)	2,288,712	2,493,629
6.00%, 02/15/37 to 12/15/38 (b)	723,438	802,826
4.50%, 08/20/37 to 12/20/42 (a)(b)	5,954,897	6,389,852
5.00%, 10/20/37 (a)(b)	53,712	57,213
2.00%, 03/20/40 (a)(b)	264,628	276,052
2.00%, 01/20/43 (a)(b)	236,303	245,648
Ginnie Mae TBA
2.50%, 07/01/43 (b)	200,000	186,594
3.00%, 07/01/43 (b)	2,300,000	2,269,531
3.50%, 07/01/43 (b)	1,900,000	1,947,703
4.00%, 07/01/43 (b)	700,000	734,610
4.50%, 07/01/43 (b)	400,000	424,547
5.00%, 07/01/43 (b)	2,200,000	2,372,907
5.50%, 07/01/43 (b)	1,000,000	1,088,828

Total Mortgage-Backed Securities
(Cost $132,307,307)		130,591,533

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	124,041
California,
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	100,000	129,728
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	536,016
Catholic Health Initiatives
1.60%, 11/01/17	100,000	97,991
4.35%, 11/01/42	225,000	205,715
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	110,581
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	172,754
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	40,000	43,839
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	239,257
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	245,424
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	22,402

See financial notes 41

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	181,026
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	128,837
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	224,404
Water System RB (Build America Bonds) Series 2011 CC
5.88%, 06/15/44	250,000	286,072
President and Fellows of Harvard College
3.62%, 10/01/37	350,000	318,292
San Francisco CA City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	400,000	455,260
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	224,524
State of Illinois
4.95%, 06/01/23	100,000	99,256
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	226,678
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	100,000	103,044

Total Municipal Bonds
(Cost $4,445,725)		4,175,141

U.S. Government and Government Agencies 40.9% of net assets

U.S. Government Agency Securities 4.6%
Fannie Mae
0.55%, 02/27/15 (b)	2,000,000	2,004,238
1.63%, 10/26/15	2,032,000	2,083,564
0.65%, 03/28/16 (b)	600,000	597,948
1.13%, 04/27/17	769,000	767,044
0.88%, 08/28/17	1,172,000	1,149,943
0.88%, 02/08/18	350,000	340,191
0.88%, 05/21/18	1,250,000	1,209,515
7.13%, 01/15/30	277,000	391,291
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	354,317
0.54%, 11/07/16 (b)	500,000	493,345
Federal Home Loan Bank
0.50%, 11/20/15	1,000,000	999,498
1.00%, 06/21/17	835,000	824,248
1.00%, 11/09/17 (b)	500,000	491,251
5.00%, 11/17/17	1,185,000	1,361,832
Freddie Mac
1.00%, 07/30/14	2,675,000	2,698,067
0.50%, 04/17/15	564,000	565,599
0.50%, 01/15/16 (b)	400,000	398,578
2.25%, 07/03/17 (b)	600,000	600,064
2.00%, 07/17/17 (b)	500,000	500,413
1.00%, 07/28/17	119,000	117,445
2.38%, 01/13/22	1,651,000	1,607,476
6.75%, 03/15/31	264,000	362,707
Tennessee Valley Authority
6.75%, 11/01/25	488,000	642,603

		20,561,177

U.S. Treasury Obligations 36.3%
U.S. Treasury Bonds
9.13%, 05/15/18	2,159,000	2,956,228
8.00%, 11/15/21	1,995,000	2,893,372
6.00%, 02/15/26	833,000	1,118,693
6.75%, 08/15/26	1,329,000	1,903,585
6.13%, 11/15/27	697,000	956,633
5.25%, 02/15/29	701,000	892,023
6.25%, 05/15/30	442,000	626,362
4.75%, 02/15/37	911,000	1,124,230
4.38%, 02/15/38	1,700,000	1,991,125
3.50%, 02/15/39	861,000	875,260
4.38%, 11/15/39	819,000	960,277
4.63%, 02/15/40	757,000	922,712
4.25%, 11/15/40	195,000	224,265
3.75%, 08/15/41	1,507,000	1,591,416
3.13%, 02/15/42	2,728,000	2,554,728
3.00%, 05/15/42	1,387,000	1,264,662
2.75%, 08/15/42	1,796,000	1,550,593
2.75%, 11/15/42	1,594,000	1,374,701
U.S. Treasury Notes
0.13%, 07/31/14	6,682,100	6,677,008
0.25%, 09/15/14	3,773,000	3,774,547
0.50%, 10/15/14	3,162,000	3,173,611
0.38%, 11/15/14	2,751,000	2,756,802
0.25%, 01/15/15	2,828,000	2,827,669
0.25%, 02/15/15	1,311,000	1,310,334
2.38%, 02/28/15	581,000	601,142
2.50%, 03/31/15	1,705,000	1,770,104
2.50%, 04/30/15	2,528,000	2,627,934
2.13%, 05/31/15	1,660,000	1,716,447
1.88%, 06/30/15	5,309,100	5,468,994
1.75%, 07/31/15	4,979,000	5,120,394
0.25%, 09/15/15	4,081,000	4,064,900
1.25%, 10/31/15	6,124,000	6,237,392
0.25%, 12/15/15	2,883,000	2,865,768
0.38%, 01/15/16	2,097,000	2,089,627
0.38%, 02/15/16	2,675,000	2,663,193
2.13%, 02/29/16	1,094,000	1,139,341
0.38%, 03/15/16	2,359,000	2,346,653
2.25%, 03/31/16	4,262,000	4,454,621
2.00%, 04/30/16	2,139,000	2,221,469
2.63%, 04/30/16	3,170,000	3,348,065
3.25%, 05/31/16	973,000	1,046,431
1.50%, 06/30/16	2,500,000	2,560,645
3.00%, 09/30/16	1,566,000	1,678,678
0.88%, 01/31/17	3,536,000	3,531,028
3.25%, 03/31/17	2,112,000	2,289,871
0.63%, 05/31/17	2,485,000	2,445,784
0.63%, 08/31/17	2,650,000	2,595,860
1.88%, 08/31/17	3,097,600	3,191,981
1.88%, 09/30/17	1,868,000	1,923,749
0.75%, 10/31/17	3,571,000	3,504,183
1.88%, 10/31/17	1,620,000	1,667,080
0.75%, 12/31/17	1,622,000	1,586,962
0.75%, 02/28/18	989,000	964,855

42 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.88%, 03/31/18	1,846,000	1,980,051
0.63%, 04/30/18	2,275,000	2,198,751
2.63%, 04/30/18	2,878,000	3,052,928
1.38%, 06/30/18	1,250,000	1,249,414
1.38%, 09/30/18	1,050,000	1,045,570
1.25%, 04/30/19	1,690,000	1,655,078
0.88%, 07/31/19	3,060,000	2,915,127
3.38%, 11/15/19	2,881,700	3,171,559
1.00%, 11/30/19	1,378,000	1,313,084
1.38%, 01/31/20	2,621,000	2,548,514
1.13%, 03/31/20	1,286,000	1,225,468
1.88%, 06/30/20	1,250,000	1,245,459
2.63%, 08/15/20	1,650,000	1,724,700
2.63%, 11/15/20	2,417,000	2,519,063
3.63%, 02/15/21	1,859,000	2,066,686
2.13%, 08/15/21	2,017,900	2,010,175
1.63%, 08/15/22	1,818,000	1,705,937
1.63%, 11/15/22	2,023,000	1,888,740
2.00%, 02/15/23	2,492,000	2,398,550

		161,938,841

Total U.S. Government and Government Agencies
(Cost $185,055,920)		182,500,018

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund 0.00% (f)	1,453,409	1,453,409

Total Other Investment Company
(Cost $1,453,409)		1,453,409

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 11.2% of net assets

U.S. Government Agency Securities 11.2%
Federal Home Loan Bank
0.05%, 07/05/13 (g)	9,000,000	8,999,991
0.02%, 07/12/13 (g)	7,000,000	6,999,979
0.02%, 07/19/13 (g)	8,000,000	7,999,960
0.02%, 07/29/13 (g)	11,000,000	10,999,912
0.02%, 08/05/13 (g)	15,000,000	14,999,715

Total Short-Term Investments
(Cost $49,999,294)		49,999,557

End of Investments

At 06/30/13, the tax basis cost of the fund’s investments was $502,686,758 and the unrealized appreciation and depreciation were $1,301,210 and ($9,163,893), respectively, with a net unrealized depreciation of ($7,862,683).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,622,585 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(f)	The rate shown is the 7-day yield.
(g)	The rate shown is the purchase yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-Backed Obligations[1]	$—	$1,854,210	$—	$1,854,210
Commercial Mortgage Backed Securities[1]	—	7,429,224	—	7,429,224
Corporate Bonds[1]	—	95,180,753	—	95,180,753
Foreign Securities[1]	—	21,640,230	—	21,640,230
Mortgage-Backed Securities[1]	—	130,591,533	—	130,591,533
Municipal Bonds[1]	—	4,175,141	—	4,175,141
U.S. Government and Government Agencies[1]	—	182,500,018	—	182,500,018
Other Investment Company[1]	1,453,409	—	—	1,453,409
Short-Term Investments[1]	—	49,999,557	—	49,999,557

Total	$1,453,409	$493,370,666	$—	$494,824,075

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

See financial notes 43

 Schwab U.S. Aggregate Bond ETF

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at value (cost $502,445,815)		$494,824,075
Receivables:
Investments sold		28,285,418
Interest	+	2,585,176

Total assets		525,694,669

Liabilities

Payables:
Investments bought		79,630,485
Investment adviser fees		1,782
Accrued expenses	+	602

Total liabilities		79,632,869

Net Assets

Total assets		525,694,669
Total liabilities	—	79,632,869

Net assets		$446,061,800

Net Assets by Source
Capital received from investors		455,680,762
Distributions in excess of net investment income		(375,323)
Net realized capital losses		(1,621,899)
Net unrealized capital losses		(7,621,740)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$446,061,800		8,800,001		$50.69

44 See financial notes

 Schwab U.S. Aggregate Bond ETF

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$2,977,136*

Expenses

Investment adviser fees		103,714
Interest expense	+	15,247*

Total expenses	−	118,961

Net investment income		2,858,175

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,138,621)
Net realized gains on in-kind redemptions	+	82,897

Net realized losses		(1,055,724)
Net unrealized losses on investments	+	(13,996,443)

Net realized and unrealized losses		(15,052,167)

Net decrease in net assets resulting from operations		($12,193,992)

*	Includes $14,087 in interest income and $15,247 in interest expense related to TMPG fail charges.

See financial notes 45

 Schwab U.S. Aggregate Bond ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$2,858,175	$4,242,427
Net realized gains (losses)		(1,055,724)	1,524,501
Net unrealized gains (losses)	+	(13,996,443)	3,838,447

Net increase (decrease) in net assets resulting from operations		(12,193,992)	9,605,375

Distributions to Shareholders

Distributions from net investment income		($3,236,661)	($5,943,661)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,700,000	$89,022,708	4,600,000	$240,483,446
Shares redeemed	+	(300,000)	(15,483,937)	(400,000)	(20,995,772)

Net transactions in fund shares		1,400,000	$73,538,771	4,200,000	$219,487,674

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,400,001	$387,953,682	3,200,001	$164,804,294
Total increase	+	1,400,000	58,108,118	4,200,000	223,149,388

End of period		8,800,001	$446,061,800	7,400,001	$387,953,682

(Distributions in excess of net investment income)/ Net investment income not yet distributed			($375,323)		$3,163

46 See financial notes

 Schwab Fixed-Income ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Large-Cap Value ETF
Schwab U.S. TIPS ETF	Schwab U.S. Mid-Cap ETF
Schwab U.S. Short-Term U.S. Treasury ETF	Schwab U.S. Small-Cap ETF
Schwab U.S. Intermediate-Term U.S. Treasury ETF	Schwab U.S. Dividend Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Equity ETF
Schwab U.S. Broad Market ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. REIT ETF

The funds issue and redeem shares at their net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board’’), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign government, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of June 30, 2013 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains or losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisor Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income monthly and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the shareholder could lose money.

The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of their respective index.

The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a sharp rise in interest rates could cause a fund’s share price to fall. The longer a fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

To the extent a fund uses statistical sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

As index funds, the funds seek to track the performance of their benchmark index, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error“. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in its benchmark index or match the securities’ weighting to the benchmark.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.

With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab	Schwab
Schwab	Short-Term	Intermediate-Term	U.S. Aggregate
U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

0.07%	0.08%	0.10%	0.05%

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of June 30, 2013, as applicable:

		Schwab
	Schwab	Intermediate-Term
	U.S. TIPS ETF	U.S. Treasury ETF

Schwab VIT Balanced Portfolio	0.1%	0.8%
Schwab VIT Balanced with Growth Portfolio	0.1%	1.2%
Schwab VIT Growth Portfolio	0.0% *	0.4%

*	Less than 0.05%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions	Long-Term Securities	Long-Term Securities

Schwab U.S. TIPS ETF	$52,502,699	$—	$52,502,699
Schwab Short-Term U.S. Treasury ETF	197,679,231	—	197,679,231
Schwab Intermediate-Term U.S. Treasury ETF	78,364,101	—	78,364,101
Schwab U.S. Aggregate Bond ETF	676,142,579	51,424,931	727,567,510

	Sales/Maturities of
	Long-Term
	U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions	Other Long-Term Securities	Long-Term Securities

Schwab U.S. TIPS ETF	$68,673,910	$—	$68,673,910
Schwab Short-Term U.S. Treasury ETF	164,823,227	—	164,823,227
Schwab Intermediate-Term U.S. Treasury ETF	76,765,287	—	76,765,287
Schwab U.S. Aggregate Bond ETF	633,134,278	25,514,437	658,648,715

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the applicable fund, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended June 30, 2013 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab U.S. TIPS ETF	$90,772,375	$91,533,620
Schwab Short-Term U.S. Treasury ETF	127,700,215	44,356,749
Schwab Intermediate-Term U.S. Treasury ETF	71,466,947	65,855,951
Schwab U.S. Aggregate Bond ETF	9,331,602	5,508,897

For the period ended June 30, 2013, certain funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2013 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

		Schwab	Schwab	Schwab
	Schwab	Short-Term	Intermediate-Term	U.S. Aggregate
Expiration Date	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

December 31, 2018	$39	$366	$2,072	$—
No expiration*	268,999	42,625	182,326	371,442

Total	$269,038	$42,991	$184,398	$371,442

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the funds had capital losses deferred as follows:

		Schwab	Schwab	Schwab
	Schwab	Short-Term	Intermediate-Term	U.S. Aggregate
	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

Deferred capital losses	$10,775	$—	$6,799	$151,363

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the funds did not incur any interest or penalties.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (March 2003 – December 2008).	23	Director, PS Business Parks, Inc. (2005 – 2012).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (2006 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	23	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	23	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays U.S. 1 − 3 Year Treasury Bond Index An index that measures the performance of short term government bonds issued by the US Treasury.

Barclays U.S. 7 − 10 Year Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of between 7 and 10 years.

bid The price at which someone is willing to buy a security.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change of are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity The ability to convert a security or asset quickly into cash.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

primary market The market that deals with the issuance of new securities.

replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.

sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.

weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Notes

Notes

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2013 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR62961-02
00100491

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust- Fixed Income ETFs

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:	August 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:	August 12, 2013

By:	/s/ George Pereira

George Pereira
Principal Financial Officer

Date:	August 12, 2013